GOODWILL (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill roll forward
Goodwill, Beginning Balance	CAD 80	CAD 483
Foreign exchange and other	(2)	37
Impairment	0	(440)
Goodwill, Ending Balance	78	80
Goodwill impairment, after tax		167
Liquids Pipelines
Goodwill roll forward
Goodwill, Beginning Balance	60	55
Foreign exchange and other	(1)	5
Goodwill, Ending Balance	59	60
Gas Pipelines and Processing
Goodwill roll forward
Goodwill, Beginning Balance	18	428
Foreign exchange and other	(1)	30
Impairment		(440)
Goodwill, Ending Balance	17	18
Energy Services
Goodwill roll forward
Goodwill, Beginning Balance	2
Foreign exchange and other		2
Goodwill, Ending Balance	CAD 2	CAD 2